Components Of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 5,000	$ 16,656	$ 16,656	$ 10,347
OCI before reclassifications	17,538		(11,280)	6,354
Amounts reclassified from AOCI	(21)	(54)	(376)	(45)
Net OCI	17,517	(6,781)	(11,656)	6,309	$ (23,698)
Ending balance	22,517		5,000	16,656	10,347
Net unrealized gain on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	5,000	$ 16,656	16,656	10,347
OCI before reclassifications	17,538		(11,163)	6,280
Amounts reclassified from AOCI	(21)		(493)	29
Net OCI	17,517		(11,656)	6,309
Ending balance	$ 22,517		5,000	16,656	$ 10,347
OTTI Losses In OCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI before reclassifications			(117)	74
Amounts reclassified from AOCI			$ 117	$ (74)